Edict Acquisition (Tables) (Edict Acquisition [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Edict Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Business Combination, Consideration Transferred
The acquisition-date fair value of the consideration transferred consisted of the following items ($ in thousands):

Cash paid for equity	$20,659
Contingent purchase price liabilities	11,641	(1)
Cash paid for assumed indebtedness	4,300
Total consideration	$36,600

(1)
Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and Abbreviated New Drug Application (“ANDA”) filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through June 30, 2013, we had paid $9,908 thousand of the contingent purchase price liabilities.

The acquisition-date fair value of the consideration transferred consisted of the following items ($ in thousands):

Cash paid for equity	$20,659
Contingent purchase price liabilities	11,641	(1)
Cash paid for assumed indebtedness	4,300
Total consideration	$36,600

(1)
Contingent purchase price liabilities represent subsequent milestone payments related to successful FDA inspection of the Par Formulations manufacturing facility and ANDA filings.  All contingent purchase price liabilities are expected to be paid within 18 months of the acquisition date. Through December 31, 2012, we had paid $9,908 thousand of the contingent purchase price liabilities.

Schedule of Business Combination, Allocation of Assets and Liabilities
The purchase price of Par Formulations has been allocated to the following assets and liabilities ($ in thousands):

As of February 17, 2012
Cash and cash equivalents	$273
Inventories	192
Prepaid expenses and other current assets	1,143
Property, plant and equipment	5,370
Intangible assets	1,850
Total identifiable assets	8,828

Accounts payable	995
Accrued expenses and other current liabilities	200
Deferred tax liabilities	938
Total liabilities assumed	2,133

Net identifiable assets acquired	6,695
Goodwill	29,905
Net assets acquired	$36,600

Schedule of Supplemental Pro Forma Information
The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the Edict Acquisition been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

	For the Year Ended
	December 31,	December 31,
(amounts in thousands)	2012	2011

Total revenues	$1,050,007	$926,138

Loss from continuing operations	($9,707)	($50,476)